LOANS PAYABLE (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2013	Oct. 31, 2014
Debt Instrument [Line Items]
Interest Expense, Debt	$ 14,399
Loans Payable, Current, Total	170,000	191,214	170,000
Non-Related Third Party Investors [Member]
Debt Instrument [Line Items]
Proceeds from Other Debt		50,000
Debt Instrument, Fee Amount		120,000
Loans Payable, Current, Total	170,000	170,000	170,000
Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal			21,214
Interest Expense, Debt			1,314
Loans Payable, Current, Total		$ 21,214	$ 0